CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) $ in Millions	Jun. 30, 2025 USD ($)
CONSOLIDATED STATEMENT OF CASH FLOWS
Cash and cash equivalents held for sale	$ 1.3